Revenue - Schedule of Contract Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Contract Balances [Line Items]
Accounts receivable, net	$ 879,871	$ 812,510
Deferred revenue, current portion	120,912	105,718
Deferred revenue, non-current portion	28,848	25,050
Total Deferred revenue	149,760	130,768
Location, Statement of Financial Position, Balance: us-gaap:PrepaidExpenseAndOtherAssetsCurrent
Schedule Of Contract Balances [Line Items]
Contract assets (included in Prepaid expenses and other current assets)	$ 995	$ 1,687